Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 65,262	kr 63,501
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		309,354	297,710
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		11,128	3,362
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		10,884	22,275
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		45,959	33,663
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		46,736	50,947
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		12,891	16,326
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		238,599	227,075
Derivatives | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 8,419	kr 7,563